Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Financial Advisory Services Fees [Member]
Supplemental cash flows disclosures:
Convertible note issued to financial advisor in exchange for service		$ 90,000
Net loss	$ (825,176)	(69,942)
Depreciation	349	4,920
Amortization	29,358	28,347
Bad debt expense	(2,909)	4,492
Unrealized (gain) loss on fair value of embedded derivatives	(41,265)	101,551
Accretion of interest on convertible note	6,345	25,964
Accretion of interest on debt discount	22,985
Non-cash stock-based compensation expense	68,600	75,822
Non-cash settlement of prior debt owed		(769,148)
Accrued interest payable	13,730	15,987
Accounts receivable	68,036	34,263
Other receivables		(178,624)
Inventory	26,427	(153,547)
Prepaid expenses and other current assets	19,966	86,391
Other assets	41,473	6,755
Accounts payable	(124,413)	96,524
Accrued liabilities and accrued warranty	84,079	(18,317)
Deferred revenue	(15,450)
Net cash used in operating activities	(627,865)	(708,562)
Acquisition of patents	(42,373)
Net cash used in investing activities	(42,373)
Borrowing on convertible notes payable		600,000
Repayment notes payable	(36,035)	(42,929)
Proceeds from issuance of common stock	780,108
Borrowing on line of credit		300,000
Repayments on capital lease obligations		(299)
Payment of placement agent and registration fees and other direct costs		(36,616)
Employee taxes paid for vesting of restricted stock		(2,714)
Net cash provided by financing activities	744,073	817,442
Net increase in cash	73,835	108,880
Beginning of period	61,542	150,081
End of period	135,377	258,961
Cash paid during the period for interest	939	20,254
Embedded derivative on convertible note issued	176,771	122,630
Embedded derivative converted to equity	88,333	221,768
Receivable for issuance of common stock	55,277
Grant of warrants on issue of convertible note		170,767
Refinance of line of credit to convertible note payable	500,000
Preferred stock dividend		14,454
Common stock issued for equity purchase agreement fees	12,107
Conversion of preferred stock to common stock		$ 465,053
Conversion of convertible note to common stock	570,531
Beneficial conversion feature on note refinance	$ 275,000